Note 18 - Fair Value Disclosure Measurements - Assets Measured on a Recurring Basis (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Total debt securities	$ 170,199,000	$ 114,360,000
Equity securities in financial institutions	818,000	609,000
Investment securities available for sale, at fair value	170,199,000	114,360,000
Subordinated Debt Securities [Member]
Total debt securities	32,537,000	21,297,000
Investment securities available for sale, at fair value	32,537,000	21,297,000
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Total debt securities	10,317,000	14,761,000
Investment securities available for sale, at fair value	10,317,000	14,761,000
Fair Value, Recurring [Member]
Total debt securities	170,199,000	114,360,000
Equity securities in financial institutions	818,000	609,000
Total	171,017,000	114,969,000
Investment securities available for sale, at fair value	170,199,000	114,360,000
Fair Value, Recurring [Member] | Subordinated Debt Securities [Member]
Total debt securities	32,537,000	21,297,000
Investment securities available for sale, at fair value	32,537,000	21,297,000
Fair Value, Recurring [Member] | US States and Political Subdivisions Debt Securities [Member]
Total debt securities	127,345,000	78,302,000
Investment securities available for sale, at fair value	127,345,000	78,302,000
Fair Value, Recurring [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Total debt securities	10,317,000	14,761,000
Investment securities available for sale, at fair value	10,317,000	14,761,000
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Total debt securities	0	0
Equity securities in financial institutions	818,000	609,000
Total	818,000	609,000
Investment securities available for sale, at fair value	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Subordinated Debt Securities [Member]
Total debt securities	0	0
Investment securities available for sale, at fair value	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | US States and Political Subdivisions Debt Securities [Member]
Total debt securities	0	0
Investment securities available for sale, at fair value	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Total debt securities	0	0
Investment securities available for sale, at fair value	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Total debt securities	157,999,000	114,360,000
Equity securities in financial institutions	0	0
Total	157,999,000	114,360,000
Investment securities available for sale, at fair value	157,999,000	114,360,000
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Subordinated Debt Securities [Member]
Total debt securities	20,337,000	14,047,000
Investment securities available for sale, at fair value	20,337,000	14,047,000
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | US States and Political Subdivisions Debt Securities [Member]
Total debt securities	127,345,000	78,302,000
Investment securities available for sale, at fair value	127,345,000	78,302,000
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Total debt securities	10,317,000	14,761,000
Investment securities available for sale, at fair value	10,317,000	14,761,000
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Total debt securities	12,200,000	0
Equity securities in financial institutions	0	0
Total	12,200,000	0
Investment securities available for sale, at fair value	12,200,000	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Subordinated Debt Securities [Member]
Total debt securities	12,200,000	7,250,000
Investment securities available for sale, at fair value	12,200,000	7,250,000
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | US States and Political Subdivisions Debt Securities [Member]
Total debt securities	0	0
Investment securities available for sale, at fair value	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Total debt securities	0	0
Investment securities available for sale, at fair value	$ 0	$ 0